UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

Wireless Fund
(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020
(Address of principal executive offices)              (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Wireless Fund

Annual Report

March 31, 2005

Letter To Shareholders, May 2005

The wireless industry is now entrenched in a period of rapid technological innovation - one that many wireless experts say hasn't occurred since the transition from analog to digital. This technological change has been particularly apparent in the U.S. After many years of falling behind, the U.S. is just now catching up to Asia and Europe in the wireless race, driven by fierce competition between CDMA and GSM operators.  The inevitable change has put pressure on vendors that are resisting the uncertain winning platform and the costs to ramp up their development cycles for chipsets, base stations and handsets, which consistently lag behind the rest of industry in time to market.  Despite these impediments, the cycle shows no signs of slowing, at least until the evolutionary paths of the current phase of 3G technology reach their conclusions.  In areas where major CDMA and GSM operators are at the battle helm, most notably the U.S. and Japan, the pressure to outpace the competition has been extremely intense.

Fund Discussion

For the twelve month period ended March 31, 2005, Wireless Fund posted a total return of -21.46%.  For comparative purposes, the S&P 500 Index was up 6.69% and the Nasdaq Composite Index was relatively flat at 0.82%.  The major factors that contributed to the underperformance during the fiscal year were the general softness in the technology sector, a weak semiconductor sector, and several holdings that had substantial pullbacks.  Most notably, UTStarcom (NASDAQ:UTSI) was more than cut in half after showing slowing growth in the Chinese market, a region that accounts for the majority of UTStarcom's sales.

Radio & TV Broadcasting & Communications  Equipment was the Fund's most heavily-weighted sector at the end of the period, representing 23.51% of the portfolio.  Qualcomm (Nasdaq: QCOM) was the largest holding in this category at 8.82% of the Fund.  Qualcomm is the pioneer and world leader of Code Division Multiple Access (CDMA) digital wireless technology.  Another notable holding in this category was Motorola (NYSE: MOT).  Motorola is a provider of

2005 Annual Report  1

wireless, broadband and automotive communications technologies and embedded electronic products.  Motorola recently announced that it has regained the No. 1 cellphone maker ranking in Latin America, expanded its lead in North America, and remained No. 2 worldwide with a 17.1% market share.

The Radiotelephone Communications sector represented the second largest percentage of the portfolio at 16.80%.  Dobson Communications (NASDAQ:DCEL) and Nextel Partners (NASDAQ: NXTP) were two of the larger holdings in this category.  Dobson Communications and Nextel Partners are provider of rural and suburban wireless communications services in the United States.

Finally, the Communications Services sector represented the third largest percentage of the portfolio at 11.63%.  SpectraSite (NASDAQ:SSI) was the largest holding in the Communications Services sector at 5.08% of the Fund.  SepctraSite is a wireless operator in the United States.  Its business consists of owning, leasing and licensing antenna sites on wireless and broadcast towers, owning and licensing inbuilding shared infrastructure systems, and managing rooftop telecommunications access on commercial real estate. The Company owned or operated 7,821 towers and inbuilding systems during its year ended December 31, 2004.  Its towers are located in the top 100 basic trading area markets in the United States.  It has metropolitan market clusters in Los Angeles, Chicago, San Francisco, Philadelphia, Detroit and Dallas.

Looking forward, I am encouraged by the progress being made by the companies in the Fund.  I am hopeful for a rebound in the latter part of 2005. We realize this has not been an easy time to be an investor in wireless stocks.  However, we are encouraged by the improving fundamentals in the technology sector.  As always, we appreciate your confidence in our abilities and thank you for your investment in the Wireless Fund.

Sincerely,

Jeffrey R. Provence

2005 Annual Report  2

Average annual total returns for period ended 3/31/05

3/31/05 NAV $3.22

                             Since

                                                                                   1 Year                 3 Year            Inception (4/3/00)

Wireless Fund

-21.46%

               -7.49%

           -30.63%

Nasdaq**

   0.82%

                3.22%

           -14.89%

Standard & Poor’s 500 Index***

   6.69%

                2.73%

             -3.16%

*Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**The Nasdaq Composite (Nasdaq) is a capitalization-weighted index of all common stocks listed on Nasdaq and is an unmanaged group of stocks whose composition is different from the Fund.

***The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2005 Annual Report  3

Wireless Fund Sector Distribution (Unaudited)

  Industry Sector                                                                 Percentage of Net Assets

  1. Cable & Other Pay Television Services

                    1.71%

  2. Circuit Boards

        5.27%

  3. Communications Equipment

        5.11%

  4. Communications Services

      11.63%

  5. Drawing and Insulating Nonferrous Wire

        1.59%

  6. Electronic Components, NEC

                    3.70%

  7. Radiotelephone Communications

      16.80%

  8. Radio & TV Broadcasting & Communications Equipment

                  23.51%

  9. Semiconductors and Related Devices

                    1.24%

10. Services - Business Services

                    2.69%

11. Services - Computer Programming

        5.53%

12. Services - Prepackaged Software

        2.07%

13. Telephone Communications (No Radiotelephone)

                    5.76%

14. Telephone and Telegraph Apparatus

                   11.05%

15. Cash & Equivalents Net of Liabilities in Excess of Other Assets        2.34%

PROXY VOTING GUIDELINES

Value Trend Capital Management, LP, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.wireless-fund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number (1-800-590-0898). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Annual Report  4

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses consisting of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is is based on an investment of $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) invested in the Fund on September 30, 2004 and held through March 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

  Expenses Paid

Beginning

          Ending                 During the Period*

         Account Value

     Account Value        September 30, 2004

    September 30, 2004

    March 31, 2005         to March 31, 2005

Actual

  $1,000

                    $1,006.25

                                 $9.75

Hypothetical

                          $1,000

                    $1,015.21

                                 $9.80

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2005 Annual Report  5

SCHEDULE OF INVESTMENTS - WIRELESS FUND

March 31, 2005

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Cable & Other Pay Television Services
3,000	Echostar Communications Corp. *	$ 87,750	1.71%

Circuit Boards
22,475	Flextronics International, Ltd.*	270,599	5.27%

Communications Equipment
5,000	American Tower Corp. *	91,150
15,625	UTStarcom, Inc.*	171,094
		262,244	5.11%

Communications Services
11,000	Crown Castle International, Corp. *	96,360
11,000	SBA Communications Corp. *	100,540
4,500	Spectrasite, Inc. *	260,865
22,300	Wireless Facilities, Inc. *	139,375
		597,140	11.63%

Drawing and Insulating Nonferrous Wire
7,000	Andrew Corp. *	81,970	1.59%

Electronic Components, NEC
22,000	Micronetics, Inc. *	189,860	3.70%

Radiotelephone Communications
5,000	Centennial Communications Corp. *	54,250
75,000	Dobson Communications Corp. *	151,500
6,000	Golden Telecom	153,600
4,600	LM Ericsson ADR	129,720
2,000	Mobile Telesystems OJSC*	70,380
6,000	Nextel Partners *	131,520
1,000	NII Holdings, Inc. *	57,500
700	Telephone & Data Systems	57,120
1,500	Western Wireless Corp. *	56,940
		862,530	16.80%

Radio & TV Broadcasting & Communications Equipment
5,000	Globecomm Systems, Inc. *	29,750
14,000	Motorola, Inc.	209,580
12,776	Nokia Corp.	197,134
20,000	Powerwave Technologies, Inc. *	154,800
12,375	Qualcomm, Inc.	453,296
11,500	Spectralink Corp.	162,380
		1,206,940	23.51%

Semiconductors and Related Devices
10,000	Skyworks Solutions, Inc. *	63,500	1.24%

Services - Business Services
8,000	Jamdat Mobile, Inc. *	137,920	2.69%
Services - Computer Programming
10,000	Amdocs Ltd. *	284,000	5.53%

Services - Prepackaged Software
5,000	Palmsource, Inc. *	45,200
5,000	Openwave Systems *	60,950
		106,150	2.07%

Telephone Communications (No Radiotelephone)
15,000	Alamosa Holdings, Inc. *	175,050
12,000	Alaska Communications Systems Group, Inc.	120,600
		295,650	5.76%

Telephone & Telegraph Apparatus
12,680	Comverse Technology, Inc.*	319,789
36,500	Nortel Networks *	99,645
1,500	Research in Motion Ltd. *	114,630
3,000	Ulticom, Inc. *	33,390
		567,454	11.05%

Total for Common Stock (Cost $5,912,511)		5,013,707	97.66%

Cash and Equivalents
125,735	First American Treasury Obligation Fund Cl S 1.85% **	125,735	2.45%
	(Cost - $125,735)

	Total Investments
	(Cost - $6,038,246)	5,139,442	100.11%

	Other Assets Less Liabilities	(5,494)	-0.11%

	Net Assets	$ 5,133,948	100.00%

* Non-Income producing securities.

** Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report  6

WIRELESS FUND

Statement of Assets and Liabilities
March 31, 2005

Assets:
Investment Securities at Market Value	$ 5,139,442
(Cost - $6,038,246)
Cash	2,535
Receivables:
Dividends and Interest	1,004
Shareholder Purchases	3,000
Total Assets	5,145,981
Liabilities
Payables:
Advisory Fees	8,820
Shareholder Redemptions	3,213
Total Liabilities	12,033
Net Assets	$ 5,133,948
Net Assets Consist of:
Paid In Capital	32,113,172
Realized Gain (Loss) on Investments - Net	(26,080,420)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(898,804)
Net Assets, for 1,592,628 Shares Outstanding	$ 5,133,948
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($5,133,948/1,592,628 shares)	$ 3.22

Statement of Operations
For the year ended March 31, 2005
Investment Income:
Dividends	$ 13,581
Interest	3,055
Total Investment Income	16,636
Expenses: (Note 3)
Management Fees	129,738
Total Expenses	129,738

Net Investment Loss	(113,102)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(3,237,957)
Change In Unrealized Appreciation (Depreciation) on Investments	1,519,178
Net Realized and Unrealized Gain (Loss) on Investments	(1,718,779)

Net Increase (Decrease) in Net Assets from Operations	$ (1,831,881)

The accompanying notes are an integral part of the financial statements.

2005 Annual Report  7

WIRELESS FUND

Statements of Changes in Net Assets
	4/1/2004	4/1/2003
	to	to
	3/31/2005	3/31/2004
From Operations:
Net Investment Loss	$ (113,102)	$ (143,281)
Net Realized Gain (Loss) on Investments	(3,237,957)	(1,618,932)
Change In Net Unrealized Appreciation (Depreciation)	1,519,178	5,402,665
Increase (Decrease) in Net Assets from Operations	(1,831,881)	3,640,452
From Capital Share Transactions:
Proceeds From Sale of Shares	1,173,229	4,870,301
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(3,439,917)	(3,905,409)
Net Increase (Decrease) from Shareholder Activity	(2,266,688)	964,892

Net Increase (Decrease) in Net Assets	(4,098,569)	4,605,344

Net Assets at Beginning of Period	9,232,517	4,627,173
Net Assets at End of Period (Including Accumulated	$5,133,948	$9,232,517
Undistributed Net Investment Income of $0 and $0, respectively)

Share Transactions:
Issued	314,083	1,212,755
Reinvested	-	-
Redeemed	(973,551)	(985,485)
Net increase (decrease) in shares	(659,468)	227,270
Shares outstanding beginning of period	2,252,096	2,024,826
Shares outstanding end of period	1,592,628	2,252,096

Financial Highlights
Selected data for a share outstanding	4/1/2004	4/1/2003	4/1/2002	4/1/2001	4/3/2000**
throughout the period:	to	to	to	to	to
	3/31/2005	3/31/2004	3/31/2003	3/31/2002	3/31/2001
Net Asset Value -
Beginning of Period	$ 4.10	$ 2.29	$ 4.07	$ 5.92	$ 20.00
Net Investment Income/(Loss)	(0.06)	(0.06)	(0.04)	(0.09)	(0.23)
Net Gains or Losses on Investments
(realized and unrealized)	(0.82)	1.87	(1.74)	(1.76)	(13.85)
Total from Investment Operations	(0.88)	1.81	(1.78)	(1.85)	(14.08)
Net Asset Value -
End of Period	$ 3.22	$ 4.10	$ 2.29	$ 4.07	$ 5.92
Total Return***	(21.46)%	79.04%	(43.74)%	(31.25)%	(70.40)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	5,134	9,233	4,627	8,372	10,519

Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	-1.70%	-1.75%	-1.67%	-1.70%	-1.60%
Portfolio Turnover Rate	55.24%	15.74%	20.08%	50.52%	247.88%

* Annualized.
** Commencement of operations.
*** Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report  8

NOTES TO FINANCIAL STATEMENTS - WIRELESS FUND

March 31, 2005

1.) ORGANIZATION

Wireless Fund (the"Fund") is a non-diversified series of the Wireless Trust (the "Trust"), an open-ended management investment company.  The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund, under normal market conditions, invests a least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the trade date basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2005 Annual Report  9

Notes to the Financial Statements – continued

OTHER:

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital or net realized short-term gains. For the year ended March 31, 2005, net investment loss in the amount of $113,102 was reclassified to paid in capital. The reclassification has no effect on net assets.

3.) INVESTMENT ADVISORY AGREEMENT

Value Trend Capital Management, LP (the “Adviser”), manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of Value Trend.  Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.  Berkshire Capital Holdings, Inc.  ("Berkshire Capital"), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Investment Adviser.  As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets from the Adviser's fee.  As a result of the above calculation, for the year ended March 31, 2005, the Adviser and Sub-Adviser received management fees totaling $129,738.  At March 31, 2005, the Fund owed $8,820 to the Adviser.

4.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Investment Advisory Agreement (the "Agreement") was renewed by the Board at a meeting held on March 11, 2005. In approving the Agreement the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with Ross Provence and Jeffrey Provence of the Adviser to discuss the terms of the Agreement. The Board reviewed the personal history of the Adviser, including background and investment management experience, as well as the Fund's performance for the last fiscal year, important factors relating to the fund's performance, the Adviser's investment and research strategy, the Adviser's strength, and expected expenses and revenue from the Fund.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund as well as the nature, extent and quality of the services to be provided by the Adviser and the performance of the Fund since commencement of operations. The Trustees analyzed the Adviser's experience and the capabilities of the portfolio manager. The Trustees reviewed and discussed the Adviser's Form ADV, internal compliance policies and financials.

As to the cost of the services to be provided, the Board reviewed information regarding comparable fee structures and acknowledged that the Fund's base fee rate (which includes paying substantially all operating expenses of the Fund) of 1.95% was reasonable as compared to similar funds within its benchmark category and range of assets. The Trustees also took into consideration the fact that the Adviser pays the Sub-Adviser 0.35% of its Advisory fee for providing investment ideas and recommendations for the assets of the Fund.  Also, the Trustees acknowledged that managing a technology fund requires more intensive research than the average mutual fund, which holds more securities and more stable stocks across various sectors. The Trustees therefore concluded that the fee structure under the Agreement is reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser represented to the Board that the Adviser anticipated the expense ratio of the Fund would be reduced as the Fund grows, benefiting shareholders.

2005 Annual Report  10

Notes to the Financial Statements – continued

After reviewing all the information presented the non-interested Trustees met in executive session. The Trustees discussed the performance of the Fund and the Adviser's compensation. Based upon the information provided, it was the Board's consensus that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

5.) RELATED PARTY TRANSACTIONS

Control persons of Value Trend Capital Management, LP. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.  The Trustees who are not interested persons of the Fund were paid $2,000 in Trustees fees through March 31, 2005 by the Adviser.

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2005 was $32,113,172 representing 1,592,628 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,546,029 and $5,833,770, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2005 was $8,610,068. The difference between book cost and tax cost consists of wash sales in the amount of $271,334 and post-October losses in the amount of $2,300,488.

At March 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

  $428,641

 ($3,899,267)

($3,470,626)

8.) LOSS CARRYFORWARDS

At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $23,508,598, of which $14,791,823 expires in 2009, $4,289,293 expires in 2010, $1,200,315 expires in 2011, $375,757 expires in 2012, and $2,851,410 expires in 2013. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

9.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the fiscal years 2004 and 2005.

As of March 31, 2005 the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income / (accumulated losses)

              $                    0

Undistributed long-term capital gain / (accumulated losses)

                    (23,508,598)

Unrealized appreciation / (depreciation) - Net

          (3,470,626)

  $     (26,979,224)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

2005 Annual Report  11

Cohen McCurdy

            826 Westpoint Pkwy., Suite 1250
Certified Public Accountants                                                                   Westlake, Ohio 44145-1139

                                                                                                            Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

Report of Independent Registered Public Accounting Firm

To The Shareholders and

Board of Trustees

Wireless Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Wireless Fund as of March 31, 2005, the related statements of operations for the year then ended and statement of changes in net assets, and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods ended prior to March 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those highlights and related financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wireless Fund as of March 31, 2005, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 23, 2005

2005 Annual Report  12

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-590-0898.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee or Officer
Ross C. Provence*, (66) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Trustee and President	Indefinite Term; Since 2000	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).	1	Blue Chip Investor Fund
Bradley J. DeHaven*, (39) 9528 Blossom Valley Rd. El Cajon, California 92021	Trustee and Vice President	Indefinite Term; Since 2000	Owner of DeHaven Enterprises (1991 to current).	1	None
Jeffrey R. Provence*, (35) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Trustee, Secretary, and Treasurer and Chief Compliance Officer	Indefinite Term; Since 2000 Chief Compliance Officer Since 2004	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). CEO, Premier Fund Solutions, Inc. (2001 to current).	1	Blue Chip Investor Funds, Private Asset Management Funds, Sycuan Funds

* Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee or Officer
Thomas H. Addis III (59) 12312 A Paseo Lucido San Diego, CA 92128	Independent Trustee	Indefinite Term; Since 2000	President, Medallion Golf Management (1999 to current).	1	None
George Cossolias, CPA,(69) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee	Indefinite Term; Since 2000	Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current).	1	Blue Chip Investor Funds, Sycuan Funds, Temecula Valley Bankcorp.

2005 Annual Report  13

Board of Trustees

Thomas H. Addis III

George Cossolias, CPA

Bradley J. DeHaven

Jeffrey R. Provence

Ross C. Provence

Investment Adviser

Value Trend Capital Management, LP

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

Sub-Adviser

Berkshire Capital Holdings, Inc.

475 Milan Drive, Suite 103

San Jose, CA 95134

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145-1594

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a 1-800-590-0898; (ii) on the Fund's website at www.wireless-fund.com; and (iii) on the Commission's website at http://www.sec.gov.

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/05	FYE 3/31/04
Audit Fees	$8,245	$7,000
Audit-Related Fees	$0	$422
Tax Fees	$855	$550
All Other Fees	$0	$235

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 3/31/05	FYE 3/31/04
Registrant	$855	$785
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wireless Fund

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:                 6/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:                 6/8/05

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:                 6/8/05